FAIR VALUE OPTION Q - Schedule of Fair Value Option (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 999,197	$ 917,758
Digital financial assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	369,649	359,665
Investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 629,548	$ 558,093